CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred stock, par value (in dollars per share)		$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,764,000	2,426,930	950,000
Preferred stock, shares outstanding	2,763,835	2,426,930	950,000
Redemption amount	$ 69,096	$ 60,273	$ 23,750
Common Stock, No Par Value	$ 0	$ 0
Common stock and additional paid-in capital, par value (in dollars per share)		$ 0	$ 0
Common stock and additional paid-in capital, shares authorized	55,000,000	55,000,000	55,000,000
Common stock and additional paid-in capital, shares issued	19,892,000	19,861,000	16,016,000
Common stock and additional paid-in capital, shares outstanding	19,892,000	19,861,000	16,016,000
Accounts receivable, allowance (in dollars)	$ 10,898	$ 12,487	$ 6,708